S000062201 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	78 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%	10.06%	10.02%
Morningstar Global Artificial Intelligence Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.27%	7.87%	8.26%
iShares Future AI & Tech ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	7.63%	8.00%
Performance Inception Date				Jun. 26, 2018
iShares Future AI & Tech ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.62%	7.30%	7.69%
iShares Future AI & Tech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	5.92%	6.29%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The performance of the Morningstar Global Artificial Intelligence Select Index reflects the performance of the NYSE FactSet Global Robotics and Artificial Intelligence Index through August 11, 2024 and, beginning on August 12, 2024, the performance of the Morningstar Global Artificial Intelligence Select Index, which is when the Morningstar Global Artificial Intelligence Select Index replaced the NYSE FactSet Global Robotics and Artificial Intelligence Index as the Underlying Index of the Fund.